Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Stock Options Issued and Outstanding

The following is a summary of stock options issued and outstanding as of December 31, 2024 and 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	213,692	$7.33	6.37	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2024	213,692	$7.33	5.36	—
Exercisable as of December 31, 2024	213,692	$7.33	5.36	—